Depreciation and Amortization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Depreciation and Amortization Expense Excluded from Operating Expenses in its Statements of Income and Comprehensive Income

The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Income and Comprehensive Income are:

	Three months ended March 31,
	2016	2015
Direct advertising expenses	$47,798	$45,085
General and administrative expenses	881	723
Corporate expenses	2,810	3,422

	$51,489	$49,230

separate line in its Statements of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Operations are:

	Year Ended December 31,
	2015	2014	2013
Direct expenses	$175,937	$241,471	$283,280
General and administrative expenses	3,178	4,534	4,684
Corporate expenses	12,318	12,430	12,615

	$191,433	$258,435	$300,579